SIGNIFICANT ACCOUNTING POLICIES (Policy)	6 Months Ended
Jun. 30, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Unaudited interim consolidated financial statements
Unaudited interim consolidated financial statements:

The accompanying unaudited interim consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information. In the opinion of management, the unaudited interim consolidated financial statements include all adjustments of a normal recurring nature necessary for a fair presentation of the Company's consolidated financial position as of June 30, 2012, consolidated results of operations and cash flows for the six months ended June 30, 2012 and 2011 and consolidated cash flows for the six months ended June 30, 2012 and 2011.

The balance sheet at December 31, 2011 has been derived from the audited consolidated financial statements of the Company at that date but does not include all of information and footnotes required by U.S. generally accepted accounting principles for complete financial statements.

The accompanying unaudited interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and accompanying notes for the year ended December 31, 2011 included in the Annual Report on Form 20-F/A filed with the U.S. Securities and Exchange Commission ("SEC") on April 2, 2012. Results for the six months ended June 30, 2012 are not necessarily indicative of results that may be expected for the year ending December 31, 2012.

Unless otherwise noted, all references to "dollars" or "$" are to United States dollars.

Use of estimates
Use of estimates:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Recently adopted Accounting Standards
Recently adopted Accounting Standards

The Company adopted the following accounting guidance effective January 1, 2012: According to Accounting Standards Update No. 2011-05 "Presentation of Comprehensive Income", which was published by the FASB in June 20 the Company is required to present the total comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. The new guidance eliminates the option to present components of other comprehensive income in the statement of shareholder equity. The Company has elected to present the comprehensive income in two separate but consecutive statements.